Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Schedule of assets acquired and liabilities assumed based on fair value
Purchase consideration:
Common Stock (*)	$44,341,847
Allocation of the purchase price:
Cash and cash equivalents	$531,147
Accounts receivable, net	188,550
Property and equipment, net	56,075
Operating lease right-of-use assets	485,684
Security deposits	10,440
Total assets acquired	1,271,896
Accounts payable	(56,204)
Accrued expenses and other current liabilities	(251,335)
Operating lease liability	(267,256)
Tenant security deposit	(2,880)
Total liabilities assumed	(577,675)
Total net assets acquired	694,221
Goodwill as a result of the Merger	$43,647,626

Purchase consideration:
Common Stock (*)	$44,341,847
Allocation of the purchase price:
Cash and cash equivalents	$531,147
Accounts receivable, net	188,550
Property and equipment, net	56,075
Operating lease right-of-use assets	485,684
Security deposits	10,440
Total assets acquired	1,271,896
Accounts payable	(56,204)
Accrued expenses and other current liabilities	(251,335)
Operating lease liability	(267,256)
Tenant security deposit	(2,880)
Total liabilities assumed	(577,675)
Total net assets acquired	694,221
Goodwill as a result of the Merger	$43,647,626